Pensions And Other Postretirement Benefits (Components Of Net Periodic Benefit Cost For Pension And Postretirement Benefit Plans Recognized In The Consolidated Statements Of Income) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Defined Pension Benefits [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	4	4	5
Expected return on plan assets	(5)	(6)	(6)
Amortization of prior service cost	0	0	0
Recognized actuarial loss, net	4	3	3
Net periodic benefit cost	3	1	2
Defined Pension Benefits [Member] | Non-Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	5	3
Interest cost	3	3	2
Expected return on plan assets	0	0	0
Amortization of prior service cost	1	1	1
Recognized actuarial loss, net	3	1	0
Net periodic benefit cost	12	10	6
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	1	0
Interest cost	2	2	2
Expected return on plan assets	0	0	0
Amortization of prior service cost	(1)	(1)	(1)
Recognized actuarial loss, net	7	24	1
Net periodic benefit cost	$ 10	$ 26	$ 2